Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
NET LOSS	$ (30,113,504)	$ (7,446,001)	$ (9,768,372)
OTHER COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation adjustment	116,638	(77,359)	470,632
COMPREHENSIVE LOSS	$ (29,996,866)	$ (7,523,360)	$ (9,297,740)